Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	14.04
Maximum Aggregate Offering Price	$ 14,040,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,938.92
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional common shares that may become issuable under the terms of the Farmers National Banc Corp. 2026 Equity Incentive Plan, to prevent dilution resulting from any stock split, stock dividend, recapitalization or other similar transaction affecting the common shares. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) promulgated under the Securities Act and computed on the basis of the average of the high and low prices for a common share, without par value, of Farmers, as reported on The NASDAQ Stock Market LLC on May 4, 2026.